[logo] PIONEER Investments(R)




December 5, 2008



VIA ELECTRONIC TRANSMISSION
---------------------------

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549

Re:     Pioneer Ibbotson Asset Allocation Series (the "Trust")
          (File Nos. 333-114788 and 811-21569)
          CIK No. 0001288255

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Trust's Class A, B and C shares, and Class Y shares, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 9 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on November 26, 2008.
(Accession No. 0001288255-08-000008).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

Very truly yours,



/s/ Lauren Giudice
------------------
Lauren Giudice


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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